Summary of Significant Accounting Policies - Cost of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Product Information [Line Items]
Amortization of acquired technologies	$ 1,037	$ 2,700	$ 6,132	$ 5,700	$ 3,741	$ 11,876	$ 24,257	$ 24,067	$ 26,428
Subscription and other revenue
Product Information [Line Items]
Amortization of acquired technologies	$ 1,037		$ 6,132		$ 3,741	$ 11,876